Consolidated Statements Of Cash Flows Supplemental Schedules - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents )	$ 683	$ 15,056	$ (105,392)
Property, plant and equipment	24,526	32,770	200,115
Other long-term assets	0	(2,537)	386,101
Goodwill and other intangible assets	(32,482)	334,126	550,115
Deferred income taxes	6,088	1,204	(5,633)
Employee benefit liabilities, net	967	(19,930)	(382,871)
Long-term liabilities	0	(3,545)	(126,963)
Non-controlling interest	0		(11,025)
Estimated net fair value of assets acquired and liabilities assumed	(218)	(357,144)	(504,447)
Estimated net fair value of assets and liabilities that exited consolidation scope was as follows:
Working capital, net (excluding cash and cash equivalents)			2,514
Other long term liabilities			838
Property, plant and equipment			(1,938)
Fair value of investment / interest retained			(43,350)
Gain from deconsolidation			(41,891)
Deconsolidation of subsidiary's cash, net	$ 0	$ 0	$ 2,873